Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Jul. 29, 2017	Oct. 29, 2016	Oct. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 284,857	$ 207,567	$ 135,948
Less: accumulated depreciation	(77,223)	(61,145)	(46,803)
Total property, plant and equipment, net	207,634	146,422	89,145
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,494	16,247	11,579
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	102,240	85,779	60,546
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	92,969	73,087	46,250
Office Furniture, Fixtures and Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	30,011	9,009	7,377
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 40,143	$ 23,445	$ 10,196